Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	307,142,749.40	18,912
Yield Supplement Overcollateralization Amount 09/30/25	18,527,125.84	0
Receivables Balance 09/30/25	325,669,875.24	18,912
Principal Payments	16,446,068.34	470
Defaulted Receivables	357,964.57	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	17,134,849.76	0
Pool Balance at 10/31/25	291,730,992.57	18,427

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.56%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	6,560,380.74	263
Past Due 61-90 days	1,793,011.57	72
Past Due 91-120 days	311,698.90	19
Past Due 121+ days	0.00	0
Total	8,665,091.21	354

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Delinquency Trigger Occurred	NO

Recoveries	341,673.31
Aggregate Net Losses/(Gains) - October 2025	16,291.26
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.06%
Prior Net Losses/(Gains) Ratio	0.08%
Second Prior Net Losses/(Gains) Ratio	0.77%
Third Prior Net Losses/(Gains) Ratio	0.06%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.63%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.87%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	34.86

Flow of Funds	$ Amount
Collections	18,386,607.31
Investment Earnings on Cash Accounts	17,475.61
Servicing Fee	(271,391.56)
Transfer to Collection Account	-
Available Funds	18,132,691.36

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	991,055.98
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	10,179,517.17
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,534,675.80

Total Distributions of Available Funds	18,132,691.36

Servicing Fee	271,391.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	301,910,509.74
Principal Paid	15,411,756.83
Note Balance @ 11/17/25	286,498,752.91

Class A-1
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2a
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2b
Note Balance @ 10/15/25	0.00
Principal Paid	0.00
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-3
Note Balance @ 10/15/25	155,280,509.74
Principal Paid	15,411,756.83
Note Balance @ 11/17/25	139,868,752.91
Note Factor @ 11/17/25	47.0621645%

Class A-4
Note Balance @ 10/15/25	99,500,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	99,500,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	31,390,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	31,390,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	15,740,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	15,740,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,186,258.73
Total Principal Paid	15,411,756.83
Total Paid	16,598,015.56

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.23367%
Coupon	4.94367%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	603,005.98
Principal Paid	15,411,756.83
Total Paid to A-3 Holders	16,014,762.81

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1364482
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.7646234
Total Distribution Amount	15.9010716

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.0289569
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.8565169
Total A-3 Distribution Amount	53.8854738

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	660.50
Noteholders' Principal Distributable Amount	339.50

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	2,616,119.83
Investment Earnings	8,855.47
Investment Earnings Paid	(8,855.47)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,782,658.06	$2,557,614.82	$2,728,950.67
Number of Extensions	122	113	116
Ratio of extensions to Beginning of Period Receivables Balance	0.85%	0.74%	0.76%